Fees Summary	Sep. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 411,125,000.01
Previously Paid Amount	56,670.93
Total Fee Amount	62,943.24
Total Offset Amount	0.00
Net Fee	$ 6,272.31